Summary of Significant Accounting Policies - Schedule of Currency Exchange Rate (Details)	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022
RMB exchange rate [Member]
Schedule of Currency Exchange Rate [Line Items]
Period-end US$	7.0176	7.296	7.1135
Period average US$	7.2043	7.0533	6.5532
HK exchange rate [Member]
Schedule of Currency Exchange Rate [Line Items]
Period-end US$	7.7693	7.8308	7.8498
Period average US$	7.8127	7.831	7.8228